                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE SMALL-CAP VALUE FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SMALL-CAP VALUE FUND as of June 30, 2004

INVESTMENT UPDATE

[PHOTO OF GEORGE PIERIDES]
Fox Asset Management
Portfolio Manager
INVESTMENT ENVIRONMENT

- The equity market posted modest gains during the six months ended June 30, 2004, as signs of a stronger economy were countered by rising inflation, surging energy prices and lingering geopolitical concerns. However, the earnings outlook improved significantly. The S&P 500 Index had a total return of 3.44% for the six months ended June 30, 2004.(1)

- In a volatile market climate, small-cap stocks out-paced their large-cap counterparts in the broader market in the first six months of 2004. The S&P SmallCap 600 Index (the S&P 600) had a total return of 10.05% for the six months ended June 30, 2004.(1)

THE FUND

- The Fund's Class A shares had a total return of 7.36% during the six months ended June 30, 2004.(2) This return resulted from an increase in net asset value (NAV) per share to $12.92 on June 30, 2004 from $12.05 on December 31, 2003 and the reinvestment of $0.016 in capital gain distributions.

- The Fund's Class B shares had a total return of 6.96% during the six months ended June 30, 2004.(2) This return resulted from an increase in NAV per share to $13.15 on June 30, 2004 from $12.31 on December 31, 2003 and the reinvestment of $0.016 in capital gain distributions.

- The Fund's Class C shares had a total return of 6.98% during the six months ended June 30, 2004.(2) This return resulted from an increase in NAV per share to $13.12 on June 30, 2004 from $12.28 on December 31, 2003 and the reinvestment of $0.016 in capital gain distributions.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND FOX ASSET MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

Management Discussion

- The Fund focuses on small-cap companies that management believes are inexpensive or undervalued relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those in the S&P 600.(1)

- While the Fund was exposed to the economic expansion, management remained aware of the uneven nature of the recovery and the threat posed by global tensions. Accordingly, the Fund also included undervalued companies in defensive industries, such as producers of consumer staples. The Fund's largest sector weightings at June 30, 2004 were energy, medical services and supplies, industrial products, transportation and household products.

- The Fund's energy stocks were among its leading performers. Oil prices leaped to record levels in response to an expanding global economy, ever-growing demand from China and continuing worries over the impact of conflicts in the Middle East on oil supplies. The Fund's exploration and production companies were especially strong performers.

- Medical services and supply companies performed well during the six months ended June 30, 2004. The Fund's investments in this area included a supplier to the dental industry, and a provider of alternative drug delivery, home test kits for diabetes patients and specialty instruments for microsurgical procedures.

- Restaurant chains were generally laggard performers for the Fund during the same period, as investors shifted their focus away from these stocks toward companies that are likely to benefit from stronger economic activity. Also underperforming were commodity chemical manufacturers that use oil as a key input.

- The Fund's relative underperformance during the six months ended June 30, 2004 was tied primarily to its underweighting of financial services companies versus its benchmark, the S&P 600.(1) Management believes that, as interest rates rise over time, smaller financial companies may be more vulnerable to declining net interest margins and lower fee income.

   FUND INFORMATION
   AS OF JUNE 30, 2004

   PERFORMANCE(3)                                       CLASS A   CLASS B   CLASS C
   --------------------------------------------------------------------------------
   Average Annual Total Returns (at net asset value)
   One Year                                               28.60%    27.71%    27.66%
   Life of Fund+                                          13.67     14.91     14.62

   SEC Average Annual Total Returns (including
   sales charge or applicable CDSC)
   One Year                                               21.24%    22.71%    26.66%
   Life of Fund+                                          10.37     12.68     14.62

   (+)  Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

   (1)IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. (2) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WERE DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (3) SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING
   SCHEDULE: 5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR; FOR CLASS C, 1-YEAR RETURN REFLECTS 1% CDSC.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE SMALL-CAP VALUE FUND as of June 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 92.2%

SECURITY                                                         SHARES          VALUE
------------------------------------------------------------------------------------------------
AUTO AND PARTS -- 4.3%
BorgWarner, Inc.                                                         7,800   $       341,406
Superior Industries International, Inc.                                  4,500           150,525
------------------------------------------------------------------------------------------------
                                                                                 $       491,931
------------------------------------------------------------------------------------------------

CEMENT -- 2.7%
Lafarge North America, Inc.                                              7,200   $       311,760
------------------------------------------------------------------------------------------------
                                                                                 $       311,760
------------------------------------------------------------------------------------------------

CHEMICAL -- 4.3%
Georgia Gulf Corp.                                                       5,400   $       193,644
RPM, Inc.                                                               19,500           296,400
------------------------------------------------------------------------------------------------
                                                                                 $       490,044
------------------------------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 3.9%
Actel Corp.(1)                                                           6,500   $       120,250
Brooks Automation, Inc.(1)                                               9,000           181,350
International Rectifier Corp.(1)                                         3,600           149,112
------------------------------------------------------------------------------------------------
                                                                                 $       450,712
------------------------------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 2.9%
Granite Construction, Inc.                                               9,500   $       173,185
Insituform Technologies, Inc.(1)                                         9,500           154,565
------------------------------------------------------------------------------------------------
                                                                                 $       327,750
------------------------------------------------------------------------------------------------

DRUGS -- 1.4%
Pharmaceutical Resources, Inc.(1)                                        4,500   $       158,445
------------------------------------------------------------------------------------------------
                                                                                 $       158,445
------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.0%
Belden, Inc.                                                            10,600   $       227,158
Cable Design Technologies Corp.(1)                                      11,000           116,600
------------------------------------------------------------------------------------------------
                                                                                 $       343,758
------------------------------------------------------------------------------------------------

ELECTRONICS -- 3.6%
Bel Fuse, Inc.                                                           6,900   $       287,730
Technitrol, Inc.(1)                                                      5,900           129,210
------------------------------------------------------------------------------------------------
                                                                                 $       416,940
------------------------------------------------------------------------------------------------

ENERGY -- 10.6%
Newfield Exploration Co.(1)                                              6,100   $       340,014
Piedmont Natural Gas Co., Inc.                                           5,500           234,850
Questar Corp.                                                            6,000           231,840
Spinnaker Exploration Co.(1)                                             7,400           291,412
XTO Energy, Inc.                                                         4,000           119,160
------------------------------------------------------------------------------------------------
                                                                                 $     1,217,276
------------------------------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 1.1%
SUPERVALU, Inc.                                                          4,000   $       122,440
------------------------------------------------------------------------------------------------
                                                                                 $       122,440
------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 5.9%
Church & Dwight Co., Inc.                                                9,600   $       439,488
Libbey, Inc.                                                             8,500           235,960
------------------------------------------------------------------------------------------------
                                                                                 $       675,448
------------------------------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 9.0%
A.O. Smith Corp.                                                        11,500   $       365,585
Albany International Corp.                                               5,000           167,800
CLARCOR, Inc.                                                            2,200           100,760
Teleflex, Inc.                                                           8,000           401,200
------------------------------------------------------------------------------------------------
                                                                                 $     1,035,345
------------------------------------------------------------------------------------------------

INSURANCE -- 5.0%
Protective Life Corp.                                                    9,000   $       348,030
Scottish Re Group Ltd.                                                   9,400           218,550
------------------------------------------------------------------------------------------------
                                                                                 $       566,580
------------------------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 9.5%
CONMED Corp.(1)                                                          7,400   $       202,760
DENTSPLY International, Inc.                                             1,400            72,940
Mentor Corp.                                                             5,200           178,308
MIM Corp.(1)                                                            14,600           127,020
Owens & Minor, Inc.                                                      6,300           163,170
PolyMedica Corp.                                                         7,800           242,112
West Pharmaceutical Services, Inc.                                       2,500           105,750
------------------------------------------------------------------------------------------------
                                                                                 $     1,092,060
------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                         SHARES          VALUE
------------------------------------------------------------------------------------------------
PACKAGING -- 3.4%
AptarGroup, Inc.                                                         8,800   $       384,472
------------------------------------------------------------------------------------------------
                                                                                 $       384,472
------------------------------------------------------------------------------------------------

REITS -- 1.3%
Mack-Cali Realty Corp.                                                   3,600   $       148,968
------------------------------------------------------------------------------------------------
                                                                                 $       148,968
------------------------------------------------------------------------------------------------

RESTAURANTS -- 4.4%
Applebee's International, Inc.                                           2,700   $        62,154
CBRL Group, Inc.                                                         9,600           296,160
Outback Steakhouse, Inc.                                                 3,400           140,624
------------------------------------------------------------------------------------------------
                                                                                 $       498,938
------------------------------------------------------------------------------------------------

RETAILING -- 5.0%
BJ's Wholesale Club, Inc.(1)                                             9,700   $       242,500
Claire's Stores, Inc.                                                   10,500           227,850
ShopKo Stores, Inc.(1)                                                   7,500           106,050
------------------------------------------------------------------------------------------------
                                                                                 $       576,400
------------------------------------------------------------------------------------------------

TOYS -- 4.7%
JAKKS Pacific, Inc.(1)                                                  13,000   $       270,270
RC2 Corp.(1)                                                             7,700           273,350
------------------------------------------------------------------------------------------------
                                                                                 $       543,620
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 6.2%
Arkansas Best Corp.                                                     14,000   $       460,880
Yellow Roadway Corp.(1)                                                  6,100           243,146
------------------------------------------------------------------------------------------------
                                                                                 $       704,026
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $8,637,855)                                                   $    10,556,913
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 92.2%
  (IDENTIFIED COST $8,637,855)                                                   $    10,556,913
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 7.8%                                           $       897,142
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $    11,454,055
------------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

EATON VANCE SMALL-CAP VALUE FUND as of june 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investments, at value (identified cost, $8,637,855)                              $    10,556,913
Cash                                                                                   1,242,107
Receivable for Fund shares sold                                                            1,523
Receivable from the Administrator                                                         58,259
Dividends and interest receivable                                                          7,020
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     $    11,865,822
------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                $       346,931
Payable for Fund shares redeemed                                                          31,643
Payable to affiliate for Trustees' fees                                                    1,925
Payable to affiliate for distribution and service fees                                       528
Accrued expenses                                                                          30,740
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                $       411,767
------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $    11,454,055
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                  $     9,559,282
Accumulated undistributed net realized gain (computed on the basis
  of identified cost)                                                                     28,966
Accumulated net investment loss                                                          (45,000)
Net unrealized appreciation (computed on the basis of identified cost)                 1,910,807
------------------------------------------------------------------------------------------------
TOTAL                                                                            $    11,454,055
------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                       $     5,800,325
SHARES OUTSTANDING                                                                       448,898
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial interest outstanding)              $         12.92
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $12.92)                                              $         13.71
------------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                       $     2,406,375
SHARES OUTSTANDING                                                                       183,005
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial interest outstanding)              $         13.15
------------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                       $     3,247,355
SHARES OUTSTANDING                                                                       247,585
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)             $         13.12
------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Dividends                                                                        $        18,986
Interest                                                                                     560
Dividends allocated from Portfolio                                                        33,070
Interest allocated from Portfolio                                                            790
Expenses allocated from Portfolio                                                        (36,254)
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          $        17,152
------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                           $        16,965
Administration fee                                                                         6,975
Trustees' fees and expenses                                                                  102
Distribution and service fees
  Class A                                                                                  6,068
  Class B                                                                                 10,105
  Class C                                                                                 12,123
Legal and accounting services                                                             11,748
Custodian fee                                                                              8,820
Transfer and dividend disbursing agent fees                                               10,810
Printing and postage                                                                       3,693
Registration fees                                                                         31,095
Miscellaneous                                                                              1,907
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $       120,411
------------------------------------------------------------------------------------------------
Deduct --
      Allocation of expenses to the Administrator                                $        58,259
------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                         $        58,259
------------------------------------------------------------------------------------------------

NET EXPENSES                                                                     $        62,152
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                              $       (45,000)
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
      Investment transactions (identified cost basis)                            $        31,753
------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                $        31,753
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
      Investments (identified cost basis)                                        $       738,575
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             $       738,575
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                 $       770,328
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                       $       725,328
------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
INCREASE (DECREASE)                                            JUNE 30, 2004     YEAR ENDED
IN NET ASSETS                                                  (UNAUDITED)       DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
From operations --
    Net investment loss                                        $       (45,000)  $         (34,324)
    Net realized gain from investment transactions                      31,753              31,126
    Net change in unrealized appreciation (depreciation)
        from investments                                               738,575           1,166,232
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $       725,328   $       1,163,034
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net realized gain
        Class A                                                $        (6,012)  $              --
        Class B                                                         (2,467)                 --
        Class C                                                         (3,053)                 --
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $       (11,532)  $              --
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
        Class A                                                $     2,676,714   $       2,715,996
        Class B                                                        956,298           1,234,770
        Class C                                                      1,626,917           1,680,739
    Net asset value of shares issued to shareholders in
        payment of distributions declared
        Class A                                                          3,062                  --
        Class B                                                          1,928                  --
        Class C                                                          2,991                  --
    Cost of shares redeemed
        Class A                                                     (1,329,615)         (1,103,902)
        Class B                                                       (238,925)           (155,761)
        Class C                                                       (433,071)           (148,819)
    Net asset value of shares exchanged
        Class A                                                          9,716                  --
        Class B                                                         (9,716)                 --
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                      $     3,266,299   $       4,223,023
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     3,980,095   $       5,386,057
--------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                         $     7,473,960   $       2,087,903
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $    11,454,055   $       7,473,960
--------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $       (45,000)  $              --
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE SMALL-CAP VALUE FUND as of june 30, 2004
FINANCIAL STATEMENTS (Unaudited)

FINANCIAL HIGHLIGHTS

                                                                               CLASS A
                                                          ----------------------------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004     ----------------------------------
                                                          (UNAUDITED)(1)        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $     12.050        $      9.080   $     10.000
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                       $     (0.037)       $     (0.063)  $     (0.023)
Net realized and unrealized gain (loss)                          0.923               3.033         (0.897)(3)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $      0.886        $      2.970   $     (0.920)
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                    $     (0.016)       $         --   $         --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $     (0.016)       $         --   $         --
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $     12.920        $     12.050   $      9.080
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                   7.36%              32.71%         (9.20)%
--------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                 $      5,800        $      4,047   $      1,742
Ratios (As a percentage of average daily net assets):
    Net expenses(5)                                               1.75%(6)            1.75%          1.75%(6)
    Net investment loss                                          (0.61)%(6)          (0.60)%        (0.51)%(6)
Portfolio Turnover of the Portfolio(7)                               1%                 24%             2%
Portfolio Turnover of the Fund                                       1%                 --             --
+   The operating expense of the Portfolio and the
    Fund reflect an allocation of expenses to the
    Investment Adviser and/or Administrator. Had such
    actions not been taken the ratios and net
    investment income per share would have been as
    follows:
Ratios (As a percentage of average daily net assets):
    Expenses(5)                                                   3.00%(6)            4.78%         37.05%(6)
    Net investment loss                                          (1.86)%(6)          (3.63)%       (35.81)%(6)
Net investment loss per share                             $     (0.112)       $     (0.381)  $     (1.615)

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, June 28, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's shares of the Portfolio's expenses.
(6)  Annualized.
(7) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

                        See notes to financial statements

                                                                               CLASS B
                                                          ----------------------------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004       --------------------------------
                                                          (UNAUDITED)(1)        2003(1)       2002(1)(2)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $     12.310        $      9.340   $     10.000
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                       $     (0.085)       $     (0.149)  $     (0.058)
Net realized and unrealized gain (loss)                          0.941               3.119         (0.602)(3)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $      0.856        $      2.970   $     (0.660)
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                    $     (0.016)       $         --   $         --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $     (0.016)       $         --   $         --
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $     13.150        $     12.310   $      9.340
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                   6.96%              31.80%         (6.60)%
--------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                 $      2,406        $      1,554   $        255
Ratios (As a percentage of average daily net assets):
    Net expenses(5)                                               2.50%(6)            2.50%          2.50%(6)
    Net investment loss                                          (1.36)%(6)          (1.37)%        (1.30)%(6)
Portfolio Turnover of the Portfolio(7)                               1%                 24%             2%
Portfolio Turnover of the Fund                                       1%                 --             --
+   The operating expense of the Portfolio and the
    Fund reflect an allocation of expenses to the
    Investment Adviser and/or Administrator. Had such
    actions not been taken the ratios and net
    investment income per share would have been as
    follows:
Ratios (As a percentage of average daily net assets):
    Expenses(5)                                                   3.75%(6)            5.53%         37.80%(6)
    Net investment loss                                          (2.61)%(6)          (4.40)%       (36.60)%(6)
Net investment loss per share                             $     (0.162)       $     (0.479)  $     (1.633)

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's shares of the Portfolio's expenses.
(6)  Annualized.
(7) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

                        See notes to financial statements

                                                                               CLASS C
                                                          ---------------------------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004       -------------------------------
                                                          (UNAUDITED)(1)        2003(1)       2002(1)(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $     12.280        $      9.320   $     10.000
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                       $     (0.084)       $     (0.153)  $     (0.060)
Net realized and unrealized gain (loss)                          0.940               3.113         (0.620)(3)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $      0.856        $      2.960   $     (0.680)
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                    $     (0.016)       $         --   $         --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $     (0.016)       $         --   $         --
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $     13.120        $     12.280   $      9.320
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                   6.98%              31.76%         (6.80)%
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                 $      3,247        $      1,873   $         91
Ratios (As a percentage of average daily net assets):
    Net expenses(5)                                               2.50%(6)            2.50%          2.50%(6)
    Net investment loss                                          (1.36)%(6)          (1.38)%        (1.31)%(6)
Portfolio Turnover of the Portfolio(7)                               1%                 24%             2%
Portfolio Turnover of the Fund                                       1%                 --             --
+   The operating expense of the Portfolio and the
    Fund reflect an allocation of expenses to the
    Investment Adviser and/or Administrator. Had such
    actions not been taken the ratios and net
    investment income per share would have been as
    follows:
Ratios (As a percentage of average daily net assets):
     Expenses(5)                                                  3.75%(6)            5.53%         37.80%(6)
     Net investment loss                                         (2.61)%(6)          (4.41)%       (36.61)%(6)
Net investment loss per share                             $     (0.161)       $     (0.489)  $     (1.677)

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Includes the Fund's shares of the Portfolio's expenses.
(6)  Annualized.
(7) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

                        See notes to financial statements

EATON VANCE SMALL-CAP VALUE FUND as of june 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

     On April 30, 2004, the Fund received its prorata share of cash and securities from the Small-Cap Value Portfolio (the Portfolio) in a complete liquidation of its interest in the Portfolio. Subsequent to April 30, 2004, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

     E FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     G PUT OPTIONS -- Upon the purchase of a put option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

     H SECURITIES SOLD SHORT -- The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge Fund positions. The Fund will generally borrow the security sold in order to make a delivery to the buyer. Upon executing the transaction, the Fund records the proceeds as deposits with brokers in the Statements of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Fund is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Fund may reorganize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

     I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

     J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     K INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     L OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

     M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered certified public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    DISTRIBUTIONS TO SHAREHOLDERS

     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                    SIX MONTHS ENDED
                                                                    JUNE 30, 2004     YEAR ENDED
     CLASS A                                                        (UNAUDITED)       DECEMBER 31, 2003
     --------------------------------------------------------------------------------------------------
     Sales                                                                   219,926            258,544
     Issued to shareholders electing to
       receive payments of distributions in Fund shares                          255                 --
     Redemptions                                                            (107,879)          (114,493)
     Exchange from Class B shares                                                802                 --
     --------------------------------------------------------------------------------------------------
     NET INCREASE                                                            113,104            144,051
     --------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED
                                                                    JUNE 30, 2004     YEAR ENDED
     CLASS B                                                        (UNAUDITED)       DECEMBER 31, 2003
     --------------------------------------------------------------------------------------------------
     Sales                                                                    77,043            112,405
     Issued to shareholders electing to
       receive payments of distributions in Fund shares                          157                 --
     Redemptions                                                             (19,638)           (13,498)
     Exchange to Class A shares                                                 (787)                --
     --------------------------------------------------------------------------------------------------
     NET INCREASE                                                             56,775             98,907
     --------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED
                                                                    JUNE 30, 2004     YEAR ENDED
     CLASS C                                                        (UNAUDITED)       DECEMBER 31, 2003
     --------------------------------------------------------------------------------------------------
     Sales                                                                   129,664            155,684
     Issued to shareholders electing to
       receive payments of distributions in Fund shares                          245                 --
     Redemptions                                                             (34,845)           (12,921)
     --------------------------------------------------------------------------------------------------
     NET INCREASE                                                             95,064            142,763
     --------------------------------------------------------------------------------------------------

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from January 1, 2004 to April 30, 2004, the advisory fee allocated from the Portfolio amounted to $29,426. For the period from May 1, 2004 to June 30, 2004, the Fund's advisory fee amounted to $16,965. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Fund. An administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2004, the administration fee amounted to $6,975. For the fiscal year ended December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Expenses exceed 1.75% for Class A shares and 2.50% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $58,259 of the Fund's operating expenses for the six months ended June 30, 2004.

     EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $888 in sub-transfer agent fees.

     Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,113 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

     Except for Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Fund are officers of the above organizations.

5    DISTRIBUTION AND SERVICE PLANS

     The Fund has in effect distribution plans for Class B shares (Class B
     Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective Class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective Class. The Fund paid or accrued $7,579 and $9,092 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $58,000, and $132,000 for Class B and Class C shares, respectively.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $6,068, $2,526 and $3,031 for Class A, Class B and Class C shares, respectively.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

     No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
     Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received approximately $2,000 and $0 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2004.

7    INVESTMENT TRANSACTIONS

     Purchases and sales of investments by the Portfolio, other than short-term obligations, aggregated $2,108,389 and $73,891, respectively, for the period from January 1, 2004 to April 30, 2004. Purchases and sales of investments by the Fund, other than short-term obligations, aggregated $1,080,398 and $101,285, respectively, for the period from May 1, 2004 to June 30, 2004.

8    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                                                     $     8,637,855
     --------------------------------------------------------------------------------------------------
     Gross unrealized appreciation                                                      $     1,999,540
     Gross unrealized depreciation                                                              (80,482)
     --------------------------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                                        $     1,919,058
     --------------------------------------------------------------------------------------------------

9    FINANCIAL INSTRUMENTS

     The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at June 30, 2004.

10   LINE OF CREDIT

     The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees for the six months ended June 30, 2004.

EATON VANCE SMALL-CAP VALUE FUND
INVESTMENT MANAGEMENT

OFFICERS
Thomas E. Faust Jr.
President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

George C. Pierides
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES
James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

             INVESTMENT ADVISER OF EATON VANCE SMALL-CAP VALUE FUND
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                ADMINISTRATOR OF EATON VANCE SMALL-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                        EATON VANCE SMALL-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

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1303-8/04                                                                 SCVSRC
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

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ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST ON BEHALF OF (EATON VANCE SMALL CAP VALUE
FUND)

By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       -----------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------